15. STOCK OPTIONS AND WARRANTS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Granted during the period, Warrants	21,000	15,000
Ending Balance	327,316
Ending Balance, Weighted-Average Exercise Price	$ 9.97
Warrant
Begining Balance	118,585	19,865
Granted during the period, Warrants
Exercised during the period, Warrants	(19,615)
Terminated/Expired during the period, Warrants	118,835
Ending Balance	118,835	118,585
Exercisable at December 31, 2012, Warrants	118,835
Begining Balance, Weighted-Average Exercise Price	$ 99.26	99.26
Granted during the period, Weighted-Average Exercise Price	$ 6.3
Exercised during the period, Weighted-Average Exercise Price
Terminated/Expired during the period, Weighted-Average Exercise Price	$ 99.97
Ending Balance, Weighted-Average Exercise Price	$ 6.38	99.26
Exercisable at December 31, 2012, Weighted-Average Exercise Price	$ 6.38